Selected Quarterly Financial Data (unaudited)	12 Months Ended
Jun. 30, 2014
Selected Quarterly Financial Data (unaudited)
Selected Quarterly Financial Data (unaudited)

(20) Selected Quarterly Financial Data (unaudited)

The following tables set forth selected unaudited quarterly statements of operations data for each of the eight quarters in the years ended June 30, 2013 and 2014.

	Quarter Ended
	September 30, 2012	December 31, 2012	March 31, 2013	June 30, 2013
Consolidated States of Operations Data
Revenues	$15,826	$17,200	$24,006	$20,262
Gross profit	$7,307	$7,663	$13,272	$9,386
Operating income (loss)	$(616)	$(1,088)	$2,604	$(869)
Net income (loss)	$(405)	$(627)	$2,021	$(372)
Net income (loss) per share attributable to common stockholders, basic and diluted:	$(0.04)	$(0.04)	$0.03	$(0.03)
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders:
Basic	31,988	31,988	43,921	31,988
Diluted	31,988	31,988	44,407	31,988

	Quarter Ended
	September 30, 2013	December 31, 2013	March 31, 2014	June 30, 2014
Consolidated States of Operations Data
Revenues	$22,369	$23,905	$33,766	$28,647
Gross profit	$10,622	$10,587	$18,841	$13,543
Operating income (loss)	$(434)	$(2,411)	$2,133	$(6,306)
Net income (loss)	$(44)	$(1,512)	$1,150	$(6,704)
Net income (loss) per share attributable to common stockholders, basic and diluted:	$(0.03)	$(0.07)	$0.01	(0.14)
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders:
Basic	31,988	31,988	44,360	49,564
Diluted	31,988	31,988	44,870	49,564